UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
12/31/13 (Unaudited)

REPURCHASE AGREEMENTS (44.7%)(a)
			Principal amount	Value

Interest in $131,050,000 joint tri-party repurchase agreement dated 12/31/13 with Bank of Nova Scotia due 1/2/14 - maturity value of $56,050,031 for an effective yield of 0.01% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.25% to 4.5% and due dates ranging from 02/15/14 to 05/15/39, valued at $133,671,165)			$56,050,000	$56,050,000

Interest in $59,500,000 joint tri-party term repurchase agreement dated 10/10/13 with Bank of Nova Scotia due 1/14/14 - maturity value of $13,003,774 for an effective yield of 0.11% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 6.5% and due dates ranging from 08/31/14 to 05/15/37, valued at $60,705,489)(IR)			13,000,000	13,000,000

Interest in $257,500,000 joint tri-party term repurchase agreement dated 12/26/13 with Barclays Capital, Inc. due 1/2/14 - maturity value of $110,000,642 for an effective yield of 0.03% (collateralized by various mortgage backed securities with coupon rates ranging from 1.344% to 8.0% and due dates ranging from 12/01/17 to 10/01/43, valued at $262,650,000)			110,000,000	110,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 12/31/13 with BNP Paribas Securities Corp. due 1/2/14 - maturity value of $50,000,014 for an effective yield of 0.005% (collateralized by various mortgage backed securities with coupon rates ranging from 3.0% to 5.0% and due dates ranging from 05/20/41 to 9/15/42, valued at $51,000,000)			50,000,000	50,000,000

Interest in $34,000,000 joint tri-party term repurchase agreement dated 12/23/13 with BNP Paribas Securities Corp. due 2/21/14 - maturity value of $10,505,075 for an effective yield of 0.29% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.8% to 8.875% and due dates ranging from 01/15/14 to 02/15/44, valued at $35,804,511)(IR)			10,500,000	10,500,000

Interest in $334,000,000 joint tri-party repurchase agreement dated 12/31/13 with Citigroup Global Markets, Inc./Salomon Brothers due 1/2/14 - maturity value of $192,043,107 for an effective yield of 0.01% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 09/01/18 to 09/15/53, valued at $340,680,000)			192,043,000	192,043,000

Interest in $39,000,000 joint tri-party repurchase agreement dated 12/31/13 with Credit Suisse Securities (USA), LLC due 1/2/14 - maturity value of $11,000,079 for an effective yield of 0.13% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.00% to 9.25% and due dates ranging from 02/15/14 to 11/15/67, valued at $40,954,285)			11,000,000	11,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 12/31/13 with Credit Suisse Securities (USA), LLC due 1/2/14 - maturity value of $50,000,014 for an effective yield of 0.005% (collateralized by a U.S. Treasury bond with a coupon rate of 2.75% and a due date of 11/15/42, valued at $51,001,706)			50,000,000	50,000,000

Interest in $190,000,000 joint tri-party term repurchase agreement dated 12/26/13 with Citigroup Global Markets, Inc./Salomon Brothers due 1/2/14 - maturity value of $42,500,331 for an effective yield of 0.04% (collateralized by various mortgage backed securities with coupon rates ranging from 2.139% to 6.136% and due dates ranging from 08/01/20 to 06/15/48, valued at $194,089,423)			42,500,000	42,500,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 12/31/13 with Goldman, Sachs & Co. due 1/2/14 - maturity value of $134,695,037 for an effective yield of 0.005% (collateralized by various mortgage backed securities with coupon rates ranging from 2.082% to 3.944% and due dates ranging from 02/01/36 to 10/01/43, valued at $204,000,001)			134,695,000	134,695,000

Interest in $50,000,000 joint tri-party term repurchase agreement dated 12/30/13 with J.P. Morgan Securities, Inc. due 1/6/14 - maturity value of $21,500,084 for an effective yield of 0.02% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00% to 10.5% and due dates ranging from 12/01/14 to 01/01/44, valued at $51,001,694)			21,500,000	21,500,000

Interest in $227,891,000 joint tri-party repurchase agreement dated 12/31/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/2/14 - maturity value of $81,499,023 for an effective yield of 0.005% (collateralized by various mortgage backed securities with coupon rates ranging from 0.888% to 11.5% and due dates ranging from 01/01/14 to 09/01/47, valued at $232,448,820)			81,499,000	81,499,000

Interest in $59,500,000 joint tri-party term repurchase agreement dated 10/10/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/13/14 - maturity value of $13,004,752 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 2.127% to 5.832% and due dates ranging from 05/01/19 to 12/01/43, valued at $60,690,000)(IR)			13,000,000	13,000,000

Interest in $70,100,000 joint tri-party term repurchase agreement dated 12/30/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/6/14 - maturity value of $30,200,117 for an effective yield of 0.02% (collateralized by various mortgage backed securities with coupon rates ranging from 1.788% to 6.5% and due dates ranging from 05/01/18 to 10/01/43, valued at $71,502,000)			30,200,000	30,200,000

Interest in $64,250,000 joint tri-party term repurchase agreement dated 12/3/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 3/3/14 - maturity value of $15,003,750 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 1.857% to 6.5% and due dates ranging from 04/01/19 to 12/01/47, valued at $65,535,001)(IR)			15,000,000	15,000,000

Interest in $60,500,000 joint tri-party term repurchase agreement dated 11/26/13 with RBC Capital Markets, LLC due 2/24/14 - maturity value of $17,004,250 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.555% to 4.0% and due dates ranging from 07/01/26 to 12/01/43, valued at $61,716,343)(IR)			17,000,000	17,000,000

Interest in $65,000,000 joint tri-party term repurchase agreement dated 9/18/13 with RBC Capital Markets, LLC due 2/19/14 - maturity value of $19,006,460 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from 0.00% to 5.5% and due dates ranging from 12/01/25 to 12/20/43, valued at $66,315,470)(IR)			19,000,000	19,000,000

Interest in $134,868,000 joint tri-party repurchase agreement dated 12/31/13 with RBC Capital Markets, LLC due 1/2/14 - maturity value of $56,224,016 for an effective yield of 0.005% (collateralized by various mortgage backed securities with coupon rates ranging from 3.0% to 3.5% and due dates ranging from 12/01/26 to 01/01/44, valued at $137,565,398)			56,224,000	56,224,000

Interest in $50,000,000 tri-party repurchase agreement dated 12/31/13 with UBS Warburg - London due 1/2/14 - maturity value of $50,000,028 for an effective yield of 0.01% (collateralized by a U.S. Treasury bond with a coupon rate of 8.75% and a due date of 05/15/20, valued at $51,000,029)			50,000,000	50,000,000

Total repurchase agreements (cost $973,211,000)				$973,211,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (24.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit unsec. discount notes	0.130	7/16/14	$21,500,000	$21,484,783

Federal Farm Credit unsec. discount notes	0.010	1/10/14	11,200,000	11,199,972

Federal Farm Credit unsec. discount notes	0.110	7/15/14	25,000,000	24,985,104

Federal Home Loan Bank unsec. discount notes	0.070	2/14/14	48,000,000	47,995,893

Federal Home Loan Bank unsec. discount notes	0.150	2/10/14	24,000,000	23,996,000

Federal Home Loan Bank unsec. discount notes	0.065	2/7/14	31,000,000	30,997,929

Federal Home Loan Bank unsec. discount notes	0.030	1/15/14	20,000,000	19,999,767

Federal Home Loan Mortgage Corp. unsec. discount notes	0.130	7/22/14	20,000,000	19,985,411

Federal Home Loan Mortgage Corp. unsec. discount notes	0.105	5/1/14	11,250,000	11,246,063

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	4/28/14	22,000,000	21,992,850

Federal Home Loan Mortgage Corp. unsec. discount notes	0.160	4/21/14	6,000,000	5,997,067

Federal Home Loan Mortgage Corp. unsec. discount notes	0.090	4/14/14	18,000,000	17,995,365

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	4/10/14	14,015,000	14,011,146

Federal Home Loan Mortgage Corp. unsec. discount notes	0.090	4/9/14	5,395,000	5,393,678

Federal Home Loan Mortgage Corp. unsec. discount notes	0.090	2/18/14	16,550,000	16,548,014

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	2/10/14	22,000,000	21,997,556

Federal Home Loan Mortgage Corp. unsec. discount notes	0.145	1/13/14	22,000,000	21,998,937

Federal National Mortgage Association unsec. discount notes	0.150	10/27/14	11,000,000	10,986,296

Federal National Mortgage Association unsec. discount notes	0.160	10/1/14	33,500,000	33,459,353

Federal National Mortgage Association unsec. discount notes	0.130	7/23/14	21,000,000	20,984,606

Federal National Mortgage Association unsec. discount notes	0.125	6/2/14	10,032,000	10,026,705

Federal National Mortgage Association unsec. discount notes	0.100	5/6/14	37,500,000	37,486,979

Federal National Mortgage Association unsec. discount notes	0.100	4/21/14	21,500,000	21,493,431

Federal National Mortgage Association unsec. discount notes	0.130	2/13/14	23,250,000	23,246,390

Federal National Mortgage Association unsec. discount notes	0.170	2/3/14	14,000,000	13,998,268

Federal National Mortgage Association unsec. discount notes	0.100	1/8/14	18,000,000	17,999,650

Total U.S. Government agency obligations (cost $527,507,213)				$527,507,213

COMMERCIAL PAPER (8.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Chevron Corp.	0.070	2/19/14	$10,000,000	$9,999,047

DnB Bank ASA (Norway)	0.180	1/23/14	18,000,000	17,998,020

Export Development Canada (Canada)	0.130	5/21/14	12,500,000	12,493,681

Export Development Canada (Canada)	0.100	3/3/14	6,800,000	6,798,848

Export Development Canada (Canada)	0.130	2/18/14	13,000,000	12,997,747

Gotham Funding Corp. (Japan)	0.170	2/5/14	21,750,000	21,746,405

Govco, LLC	0.150	2/5/14	10,000,000	9,998,542

HSBC USA, Inc. (United Kingdom)	0.080	1/8/14	21,500,000	21,499,666

Nestle Finance International, Ltd. (Switzerland)	0.085	2/13/14	9,000,000	8,999,086

Nestle Finance International, Ltd. (Switzerland)	0.070	2/12/14	13,000,000	12,998,938

Nordea Bank AB (Sweden)	0.160	2/10/14	5,000,000	4,999,111

Proctor & Gamble Co. (The)	0.100	3/19/14	15,000,000	14,996,792

Wal-Mart Stores, Inc.	0.050	2/10/14	20,000,000	19,998,917

Total commercial paper (cost $175,524,800)				$175,524,800

ASSET-BACKED COMMERCIAL PAPER (8.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.120	1/14/14	$10,500,000	$10,499,545

Bedford Row Funding Corp.	0.170	3/19/14	21,000,000	20,992,359

Fairway Finance Co., LLC 144A (Canada)	0.170	2/19/14	17,409,000	17,404,972

Liberty Street Funding, LLC (Canada)	0.170	2/4/14	15,000,000	14,997,592

Liberty Street Funding, LLC 144A (Canada)	0.130	1/10/14	5,500,000	5,499,821

Manhattan Asset Funding Co., LLC (Japan)	0.180	2/19/14	21,000,000	20,994,855

MetLife Short Term Funding, LLC	0.110	1/14/14	21,500,000	21,499,146

Old Line Funding, LLC 144A	0.180	2/14/14	11,800,000	11,797,404

Old Line Funding, LLC 144A	0.190	1/10/14	11,500,000	11,499,453

Regency Markets No. 1, LLC 144A	0.140	1/16/14	25,000,000	24,998,542

Thunder Bay Funding, LLC 144A	0.180	2/18/14	19,000,000	18,995,440

Working Capital Management Co. (Japan)	0.170	1/6/14	6,585,000	6,584,845

Total asset-backed commercial paper (cost $185,763,974)				$185,763,974

U.S. TREASURY OBLIGATIONS (7.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.133	11/13/14	$23,000,000	$22,973,250

U.S. Treasury Bills	0.136	8/21/14	40,750,000	40,714,407

U.S. Treasury Bills	0.088	7/24/14	39,000,000	38,980,552

U.S. Treasury Bills	0.140	6/26/14	8,000,000	7,994,524

U.S. Treasury Bills	0.025	1/9/14	21,500,000	21,499,881

U.S. Treasury Bills	0.021	1/2/14	21,500,000	21,499,988

Total U.S. TREASURY OBLIGATIONS (cost $153,662,602)				$153,662,602

CERTIFICATES OF DEPOSIT (3.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.120	1/23/14	$3,500,000	$3,500,000

Svenska Handelsbanken/New York, NY (Sweden)	0.100	1/21/14	25,000,000	25,000,000

Toronto-Dominion Bank/NY (Canada)	0.070	1/7/14	22,000,000	22,000,000

Wells Fargo Bank NA	0.130	2/14/14	21,500,000	21,500,000

Total certificates of deposit (cost $72,000,000)				$72,000,000

TIME DEPOSITS (2.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.090	1/2/14	$21,000,000	$21,000,000

Credit Agricole Corp. & Investment Bank/Grand Cayman (Cayman Islands)	0.050	1/2/14	21,000,000	21,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.020	1/2/14	21,000,000	21,000,000

Total time deposits (cost $63,000,000)				$63,000,000

MUNICIPAL BONDS AND NOTES (1.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

MA Hlth. & Edl. Facs. Auth. Commercial Paper	0.070	1/6/14	$15,304,000	$15,304,000

Svenska Handelsbanken/New York, NY Commercial Paper	0.090	1/6/14	3,000,000	3,000,000

WI State Hlth. & Edl. Facs. Auth. VRDN (Med. College of WI), Ser. B (U.S. Bank, N.A. (LOC))	0.040	12/1/33	13,000,000	13,000,000

Yale University Commercial Paper	0.120	2/18/14	9,895,000	9,893,417

Total municipal bonds and notes (cost $41,197,417)				$41,197,417

CORPORATE BONDS AND NOTES (0.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, (Rabobank Nederland) bank guaranty sr. unsec. notes (Netherlands)	1.850	1/10/14	$6,925,000	$6,927,848

Total corporate bonds and notes (cost $6,927,848)				$6,927,848

TOTAL INVESTMENTS

Total investments (cost $2,198,794,854)(b)				$2,198,794,854

Key to holding's abbreviations
LOC	Letter of Credit
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,178,441,890.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$185,763,974	$—
Certificates of deposit	—	72,000,000	—
Commercial paper	—	175,524,800	—
Corporate bonds and notes	—	6,927,848	—
Municipal bonds and notes	—	41,197,417	—
Repurchase agreements	—	973,211,000	—
Time deposits	—	63,000,000	—
U.S. Government agency obligations	—	527,507,213	—
U.S. treasury obligations	—	153,662,602	—

Totals by level	$—	$2,198,794,854	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014